American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
October 31, 2021

One Choice Blend+ 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.8%
American Century Low Volatility ETF	290	13,755
Avantis U.S. Equity Fund G Class	22,919	349,745
Avantis U.S. Small Cap Value Fund G Class	1,969	31,232
Focused Dynamic Growth Fund G Class	3,538	231,860
NT Focused Large Cap Value Fund G Class	17,250	231,669
NT Heritage Fund G Class	2,900	52,662
NT Mid Cap Value Fund G Class	3,652	55,469
Small Cap Growth Fund G Class	1,062	31,371
		997,763
Domestic Fixed Income Funds — 25.8%
Avantis Core Fixed Income Fund G Class	41,665	414,151
Avantis Short-Term Fixed Income Fund G Class	463	4,588
Inflation-Adjusted Bond Fund G Class	3,238	42,607
NT High Income Fund G Class	10,235	102,249
Short Duration Inflation Protection Bond Fund G Class	842	9,556
		573,151
International Equity Funds — 20.0%
Avantis Emerging Markets Equity Fund G Class	3,079	39,780
Avantis International Equity Fund G Class	10,469	131,381
Focused International Growth Fund G Class	3,420	73,866
Non-U.S. Intrinsic Value Fund G Class	7,127	75,044
NT Emerging Markets Fund G Class	3,747	55,454
NT Global Real Estate Fund G Class	3,108	42,393
NT International Small-Mid Cap Fund G Class	1,623	26,555
		444,473
International Fixed Income Funds — 9.4%
Emerging Markets Debt Fund G Class	5,054	52,920
Global Bond Fund G Class	14,864	155,774
		208,694
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,148,360)		2,224,081
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$2,224,080

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$9	$5	—	—	$14	—	—	—
Avantis U.S. Equity Fund	259	107	$31	$15	350	23	—	—
Avantis U.S. Small Cap Value Fund	23	8	2	2	31	2	—	—
Focused Dynamic Growth Fund	170	77	26	11	232	4	—	—
NT Focused Large Cap Value Fund	173	76	19	2	232	17	—	$1
NT Heritage Fund	39	17	5	2	53	3	—	—
NT Mid Cap Value Fund	42	17	5	1	55	4	—	1
Small Cap Growth Fund	23	9	3	2	31	1	—	—
Avantis Core Fixed Income Fund	324	157	60	(7)	414	42	$(1)	1
Avantis Short-Term Fixed Income Fund	3	2	—	—	5	—	—	—
Inflation-Adjusted Bond Fund	33	14	4	—	43	3	—	—
NT High Income Fund	80	38	15	(1)	102	10	—	1
Short Duration Inflation Protection Bond Fund	6	4	—	—	10	1	—	—
Avantis Emerging Markets Equity Fund	30	13	3	—	40	3	—	—
Avantis International Equity Fund	98	40	9	2	131	10	—	—
Focused International Growth Fund	54	24	5	1	74	3	—	—
Non-U.S. Intrinsic Value Fund	55	23	5	2	75	7	—	—
NT Emerging Markets Fund	43	18	6	—	55	4	(1)	—
NT Global Real Estate Fund	32	13	4	1	42	3	—	—
NT International Small-Mid Cap Fund	20	8	3	1	26	2	—	—
Emerging Markets Debt Fund	42	19	7	(1)	53	5	—	1
Global Bond Fund	122	59	22	(3)	156	15	—	1
	$1,680	$748	$234	$30	$2,224	162	$(2)	$6
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.